General and Administrative Expenses	12 Months Ended
Dec. 31, 2022
Disclosure of General and Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 13 - GENERAL AND ADMINISTRATIVE EXPENSES:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Share based payment	1,093	2,581	818
Professional fees	1,522	1,390	154
Related NASDAQ IPO expenses	-	1,265	1,235
Director’s fees and share based compensation	1,113	1,142	-
Salary and related expenses	723	545	140
Insurance expenses	565	363	-
Office maintenance	103	91	77
Depreciation	123	84	7
Travel abroad	106	65	12
Others	43	46	4
Total	5,391	7,572	2,447